Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 14 – Income Taxes:

The Company files corporate income tax returns in the United States (federal), in New York (state), and in Israel (foreign). The Company is subject to federal, state and local income tax examinations by tax authorities for the tax years 2020 through 2023. The Israeli subsidiary tax reports through 2017 are considered final assessments in accordance with the provisions of section 145 of the Income Tax Ordinance.

As of December 31, 2023, the Company had federal net operating loss carry forwards of $32.8 million. Federal net operating losses generated prior to January 1, 2018, amounting to $32.0 million, may be offset against future taxable income, subject to limitation under IRC Section 382, which begin to expire in 2024 if not utilized prior to that date, and fully expire during various years through 2037 for federal purposes. Net operating losses generated after January 1, 2018, amounting to $0.8 million, no longer have an expiration but are limited to 80% of taxable income. Tax loss carryforwards in Israel amount to approximately USD 9.9 million, (NIS 36.5 million) as of December 31, 2023, and do not expire. There are also Israeli capital loss carryforwards amounting to $0.3 million (NIS 1.1 million) that can be offset only against capital gains but do not expire.

The valuation allowance overall increased by approximately $7.9 million and $0.1 million in the years ended 2023 and 2022, respectively, and was approximately $9.9 million and $2.0 million, respectively. The Company has fully reserved the deferred tax asset resulting from available net operating loss carryforwards.

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2023 and 2022 is as follows:

	Year ended December 31,
	2023	2022
Income before income taxes	$(3,567,883)	$(1,683,499)
Taxes under statutory US tax rates	(749,255)	(353,535)
Foreign Rate Differential	(85,538)	(33,670)
Acquisitions	(7,163,604)	-
Expired net operating loss	118,215	-
Other permanent items	(53,837)	283,891
Increase (decrease) in valuation allowance	7,934,019	103,314
Income tax expense	$-	$-

The increase in the Company’s net valuation allowance was mainly due to the reverse merger and continued net operating losses from ongoing operations.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net loss carryforwards	$9,235,425	$2,026,144
Capital loss carryforwards	66,063	72,525
Stock-based compensation	518,372
Research and development	131,690	-

Deferred asset before valuation allowance	9,951,550	2,098,669
Valuation allowance	(9,951,550)	(2,098,669)
Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of both December 31, 2023 and 2022 the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended December 31, 2023 and 2022. The Company did not recognize any interest or penalties during the years ended December 31, 2023 and 2022 related to unrecognized tax benefits.